Note 20 - Income (Loss) Per Share	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
20
) Income (loss) per share

Basic income (loss) per share

Basic income (loss) per share is calculated by dividing the net income (loss) attributable to equity holders of the Company by the weighted average number of ordinary shares in circulation during the corresponding period.

	Year ended December 31,
(in thousands of euro, except for data share)	2017	2018	2019
Net income (loss)	(48,385)	3,049	(20,759)
Weighted average number of ordinary shares in circulation	54,351,967	58,776,712	66,908,389
Basic income (loss) per share (€ per share)	(0.89)	0.05	(0.31)

The instruments that entitle their holders to a portion of the share capital on a deferred basis (BSAs, BSAAR, AGAs and AGAPs) are considered to be anti-dilutive (
2,360,945
instruments in
2017,
4,861,530
instruments in
2018
and
4,810,448
instruments in
2019
). These instruments are presented in detail in Note
11.

Diluted income (loss) per share

Diluted income (loss) per share is calculated by dividing the net income (loss) attributable to equity holders of the Company by the weighted average number of ordinary shares in circulation during the corresponding period, increased by all dilutive potential ordinary shares.

	Year ended December 31,
(in thousands of euro, except for data share)	2017	2018	2019
Net income (loss)	(48,385)	3,049	(20,759)
Weighted average number of ordinary shares in circulation	54,351,967	58,776,712	66,908,389
Adjustment for share instruments	-	570	-
Diluted income (loss) per share (€ per share)	(0.89)	0.05	(0.31)